INCOME TAXES (Schedule of Effective Income Tax Rate Reconciliation) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
PRC statutory enterprise income tax rate	25.00%	25.00%	25.00%
Different tax rates in other jurisdictions	1.30%	1.50%	(3.30%)
Other non-deductible expense for tax purposes	0.10%	0.10%	(5.30%)
Effect of tax holiday	(0.40%)	(7.60%)	(5.50%)
Effect of future tax rate change	0.00%	0.00%	8.30%
50% additional deduction of R&D expense	0.10%	0.20%	1.20%
Change in valuation allowance	(28.50%)	(21.50%)	(23.50%)
Others	3.80%	1.20%	0.90%
Effective income tax rate	1.40%	(1.10%)	(2.20%)
Gross tax exemption	$ 399,166	$ 4,244,345	$ 2,756,938
Tax holiday per share-basic	$ 0.002	$ 0.02	$ 0.01
Tax holiday per share-diluted	$ 0.002	$ 0.02	$ 0.01